Summary of Accounting Policies - Revenue Recognition (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Substrate sales revenue	$ 2,187	$ 2,028	$ 1,888